ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2015	2016
	RMB	RMB
VAT and other tax payables	18,347	29,995
Accrued payroll and employee benefits	37,396	59,512
Others	24,092	28,360
Total	79,835	117,867